NOTE 8. OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the followings:

	December 31,
	2015	2014

CeraVest security deposits	$22,755	$1,920
Temporary payments to merchants	3,042	1,384
Payables related to properties	747	3,550
Rental deposits	2,032	1,463

Accrued expenses	2,646	2,526
Business and other tax payables	940	193
Salary payable	1,584	2,017
Interest payable for bank borrowings	253	498
Other current liabilities	1,807	1,373
Total	$35,806	$14,924

CeraVest security deposits represent security deposits received from CeraVest borrowers upon the funding of their respective loans. Other current liabilities mainly include the unpaid expenses reimbursement due to staff.